UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             11
                                               -------------

Form 13F Information Table Value Total:         $ 499,564
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-06499                      Sandell Asset Management Corp.

     05     28-12039                      Trian Fund Management, L.P.






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                                               FORM 13F INFORMATION TABLE



COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7         COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)      PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE   SHARED   NONE
--------------     --------------    -----     -------       -------    ---  ----    ----------     --------   ----   ------   ----

Wendy's Intl Inc.       COM         950590109     5,795      251,320     SH             Defined      1,2,3,5          251,320

Wendy's Intl Inc.       COM         950590109    90,303    3,916,013     SH             Other        1,2,3,4,5      3,916,013

H.J. Heinz Co.          COM         423074103    22,237      473,440     SH             Defined      1,2,3,5          473,440

H.J. Heinz Co.          COM         423074103   225,521    4,801,380     SH             Other        1,2,3,4,5      4,801,380

Chemtura Corp.          COM         163893100     4,048      551,531     SH             Defined      1,2,3,5          551,531

Tiffany & Co. NEW       COM         886547108    16,406      392,120     SH             Defined      1,2,3,5          392,120

Cheesecake Factory Inc. COM         163072101     3,020      138,588     SH             Defined      1,2,3,5          138,588

Starbucks Corp.         COM         855244109       594       33,935     SH             Defined      1,2,3,5           33,935

Kraft Foods Inc.        CL A        50075N104    20,935      675,112     SH             Defined      1,2,3,5          675,112

Proshares TR Ultrashrt
Finl                    COM         74347R628       378        3,210     SH             Defined      1,2,3,5            3,210

SPDR TR              UNIT SER 1     78462F103   110,327      836,000     SH  PUT        Defined      1,2,3,5          836,000
